Related parties	12 Months Ended
Dec. 31, 2017
Disclosure Of Related Parties [Abstract]
Disclosure of related party [text block]
Note 33	Related parties

Controlling interest

The main shareholders of GeoPark Limited, a company registered in Bermuda, as of 31 December 2017, are:

	Common	Percentage of outstanding
Shareholder	shares	common shares
James F. Park (a)	7,891,269	13.02%
Gerald E. O’Shaughnessy(b)	7,193,316	11.87%
Manchester Financial Group, LP	5,103,439	8.42%
IFC Equity Investments(c)	3,422,476	5.65%
Juan Cristóbal Pavez(d)	2,961,520	4.89%
Other shareholders	34,024,199	56.15%
	60,596,219	100.00%

(a) Held by Energy Holdings, LLC, which is controlled by James F. Park, a member of our Board of Directors.
(b) Beneficially owned by Mr. O’Shaughnessy directly and indirectly through GP Investments LLP, GPK Holdings, and other investment vehicles.
(c) IFC Equity Investments voting decisions are made through a portfolio management process which involves consultation from investment officers, credit officers, managers and legal staff.
(d) Held through Socoservin Overseas Ltd, which is controlled by Juan Cristóbal Pavez. The common shares reflected as being held by Mr. Pavez include 83,716 common shares held by him personally.

Balances outstanding and transactions with related parties

		Balances
	Transaction in	at year
Account (Amounts in ´000)	the year	end	Related Party	Relationship
2017
To be recovered from co-venturers	-	2,455	Joint Operations	Joint Operations
Prepayments and other receivables	-	56	LGI	Partner
Payables account	-	(31,184)	LGI	Partner
To be paid to co-venturers	-	(10,015)	Joint Operations	Joint Operations
Financial results	2,224	-	LGI	Partner
Geological and geophysical expenses	170	-	Carlos Gulisano	Non-Executive Director (a)
Administrative expenses	411	-	Pedro Aylwin	Executive Director (b)
2016
To be recovered from co-venturers	-	3,311	Joint Operations	Joint Operations
Prepayments and other receivables	-	42	LGI	Partner
Payables account	-	(27,801)	LGI	Partner
To be paid to co-venturers	-	(1,614)	Joint Operations	Joint Operations
Financial results	1,587	-	LGI	Partner
Geological and geophysical expenses	113	-	Carlos Gulisano	Non-Executive Director (a)
Administrative expenses	371	-	Pedro Aylwin	Executive Director (b)
2015
To be recovered from co-venturers	-	4,634	Joint Operations	Joint Operations
Prepayments and other receivables	-	38	LGI	Partner
Payables account	-	(21,045)	LGI	Partner
To be paid to co-venturers	-	(113)	Joint Operations	Joint Operations
Financial results	1,560	-	LGI	Partner
Geological and geophysical expenses	101	-	Carlos Gulisano	Non-Executive Director (a)
Administrative expenses	66	-	Carlos Gulisano	Non-Executive Director (a)
Administrative expenses	377	-	Pedro Aylwin	Executive Director (b)

(a) Corresponding to consultancy services.
(b) Corresponding to wages and salaries for US$ 271,000 (US$ 246,000 in 2016 and US$ 317,000 in 2015) and bonus for US$ 140,000 (US$ 125,000 in 2016 and US$ 60,000 in 2015).

There have been no other transactions with the Board of Directors, Executive officers, significant shareholders or other related parties during the year besides the intercompany transactions which have been eliminated in the Consolidated Financial Statements, the normal remuneration of Board of Directors and other benefits informed in Note 11.